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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05415

Morgan Stanley Utilities Fund
                             (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                  (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY UTILITIES FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
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   NUMBER OF
     SHARES                                                                                 VALUE
-----------------                                                                      -----------------

                    COMMON STOCKS (94.7%)
                    Electric Utilities (62.1%)
       1,100,000    AES Corp. (The)  *                                                      $10,989,000
         400,000    Allegheny Energy, Inc.  *                                                 6,384,000
         500,000    Ameren Corp.                                                             23,075,000
         650,000    American Electric Power Co., Inc.                                        20,774,000
         629,470    Cinergy Corp.                                                            24,927,012
         300,000    Consolidated Edison, Inc.                                                12,612,000
         635,000    Constellation Energy Group, Inc.                                         25,298,400
         367,000    Dominion Resources, Inc.                                                 23,946,750
         375,000    DTE Energy Co.                                                           15,821,250
         592,724    Duke Energy Corp.                                                        13,567,452
         315,000    Duquesne Light Holdings Co.                                               5,657,400
         870,000    Edison International                                                     23,063,700
         420,000    Energy East Corp.                                                        10,575,600
         465,000    Entergy Corp.                                                            28,183,650
         860,000    Exelon Corp.                                                             31,553,400
         501,000    FirstEnergy Corp.                                                        20,581,080
         350,000    FPL Group, Inc.                                                          23,912,000
         345,000    Great Plains Energy Inc.                                                 10,056,750
         490,000    NSTAR                                                                    24,059,000
         550,000    PG&E Corp.  *                                                            16,720,000
         483,000    Pinnacle West Capital Corp.                                              20,044,500
         300,000    PNM Resources Inc.                                                        6,753,000
         570,000    PPL Corp.                                                                26,892,600
         325,000    Progress Energy, Inc.                                                    13,760,500
         470,000    Public Service Enterprise Group, Inc.                                    20,022,000
         715,000    SCANA Corp.                                                              26,698,100
         520,000    Southern Co. (The)                                                       15,589,600
         640,000    TXU Corp.                                                                30,668,800
         440,000    Xcel Energy, Inc.                                                         7,620,800
                                                                                       -----------------
                                                                                            539,807,344
                                                                                       -----------------
                    Energy (13.8%)
         620,000    AGL Resources, Inc.                                                      19,077,400
         550,000    Dynegy, Inc. (Class A)  *                                                 2,744,500
         291,200    KeySpan Corp.                                                            11,415,040
         155,000    Kinder Morgan, Inc.                                                       9,737,100
         404,700    New Jersey Resources Corp.                                               16,754,580
         100,000    NRG Energy Inc.                                                           2,694,000
         150,000    Peabody Energy Corp.                                                      8,925,000
         380,000    Questar Corp.                                                            17,411,600
         629,511    Sempra Energy                                                            22,782,003
         655,000    Williams Companies, Inc. (The)                                            7,925,500
                                                                                       -----------------
                                                                                            119,466,723
                                                                                       -----------------
                    Telecommunications (18.8%)
         374,900    ALLTEL Corp.                                                             20,585,759
         691,000    BellSouth Corp.                                                          18,739,920
         331,250    CenturyTel, Inc.                                                         11,342,000
         200,000    Citizens Communications Co.  *                                            2,678,000
         750,000    Crown Castle International Corp.  *                                      11,160,000
         300,000    MCI INC                                                                   5,025,000
         459,000    Nextel Communications, Inc. (Class A)  *                                 10,942,560
         759,972    SBC Communications, Inc.                                                 19,721,274
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

         445,000    Sprint Corp. (FON Group)                                                  8,957,850
         240,000    Telefonaktiebolaget LM Ericsson (ADR) (Sweden)  *                         7,497,600
         168,179    Telefonica S.A. (ADR) (Spain)                                             7,566,373
         185,000    Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)                        5,969,950
         575,160    Verizon Communications Inc.                                              22,649,801
         450,000    Vodafone Group PLC (ADR) (United Kingdom)                                10,849,500
                                                                                       -----------------
                                                                                            163,685,587
                                                                                       -----------------

                    TOTAL COMMON STOCKS
                      (Cost $487,547,761)                                                   822,959,654
                                                                                       -----------------
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   PRINCIPAL0
   AMOUNT IN                                                                            COUPON        MATURITY
   THOUSANDS                                                                             RATE           DATE            VALUE
-----------------                                                                     ------------   ------------  -----------------

                    CORPORATE BONDS (2.5%)
                    Electric Utilities (1.9%)
             485    Appalachian Power Co. (Series G)                                     3.60         05/15/08              482,226
             670    Carolina Power & Light Co.                                           5.125        09/15/13              687,429
             585    Cleco Power LLC                                                      5.375        05/01/13              586,601
             780    Commonwealth Edison Co. (Series 98)                                  6.15         03/15/12              869,287
             435    Consolidated Natural Gas Co. (Series B)                              5.375        11/01/06              452,783
           3,000    Consumers Energy Co.                                                 7.375        09/15/23            3,107,907
             425    Duke Energy Corp.                                                    4.50         04/01/10              432,588
             425    Duquesne Light Co. (Series O)                                        6.70         04/15/12              479,971
             115    Entergy Gulf States, Inc.                                            3.60         06/01/08              113,780
             465    Exelon Corp.                                                         6.75         05/01/11              519,901
             650    FirstEnergy Corp. (Series B)                                         6.45         11/15/11              710,084
             200    Indianapolis Power & Light Co. - 144A**                              6.30         07/01/13              213,191
             785    Jersey Central Power & Light Co. (Series MTN)                        6.45         05/15/06              825,453
             675    Ohio Power Co. (Series G)                                            6.60         02/15/33              739,031
             280    Pacific Gas & Electric Co.                                           3.60         03/01/09              277,013
             245    Pacific Gas & Electric Co.                                           6.05         03/01/34              250,224
             110    Panhandle Eastern Pipe Line Co. (Series B)                           2.75         03/15/07              108,027
             775    Pinnacle West Capital Corp.                                          6.40         04/01/06              811,063
           1,400    Public Service Co. of New Mexico (Series B)                          7.50         08/01/18            1,654,194
             700    Public Service Electric & Gas Co. (Series MTNB)                      5.00         01/01/13              714,446
             780    South Carolina Electric & Gas Co.                                    7.50         06/15/05              805,799
              80    Southern California Edison Co.                                       5.00         01/15/14               81,517
             780    Texas-New Mexico Power Co.                                           6.25         01/15/09              823,355
             350    TXU Energy Co.                                                       7.00         03/15/13              395,820
             230    Wisconsin Electric Power Co.                                         4.50         05/15/13              227,661
             245    Wisconsin Electric Power Co.                                         5.625        05/15/33              245,991
             150    Panhandle Eastern Pipe Line Co.                                      4.80         08/15/08              154,004
                                                                                                                   -----------------
                                                                                                                         16,769,346
                                                                                                                   -----------------

                    Telecommunications (0.6%)
             260    AT&T Corp.                                                           8.05         11/15/11              292,175
             525    AT&T Wireless Services, Inc.                                         7.875        03/01/11              622,818
             360    British Telecommunications PLC (United Kingdom)                      8.375        12/15/10              434,648
           1,025    Deutsche Telekom International Finance Corp. (Netherlands)           8.75         06/15/30            1,328,819
             735    France Telecom S.A. (France)                                         9.50         03/01/31              977,357
           1,410    GTE Corp.                                                            6.94         04/15/28            1,522,459
                                                                                                                   -----------------
                                                                                                                          5,178,276
                                                                                                                   -----------------
                    TOTAL CORPORATE BONDS
                      (Cost $20,354,664)                                                                                 21,947,622
                                                                                                                   -----------------
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   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                                             VALUE
-----------------                                                                                                  ---------------

                    ASSET-BACKED SECURITIES (0.5%)
                    Finance/Rental/Leasing (0.5%)
           1,180    Detroit Edison Securitization Funding LLC (Series 2001 - 1 Class A3)    5.875        03/01/10       1,251,521
           1,379    PECO Energy Transition Trust (Series 2000 - A Class A3)                 7.625        03/01/10       1,589,091
           1,500    PSE&G Transition Funding LLC (Series 2001 - 1 Class A6)                 6.610        06/15/15       1,713,209
                                                                                                                    --------------
                                                                                                                        4,553,821
                                                                                                                    --------------
                    TOTAL ASSET-BACKED SECURITIES
                      (Cost $4,389,075)                                                                                 4,553,821
                                                                                                                    --------------


                    SHORT-TERM INVESTMENT ( 1.3%)
                    REPURCHASE AGREEMENT
                    Joint repurchase agreement account 1.83% due 10/01/04 (dated 09/30/04;
          11,345    proceeds $11,345,577)                                                                              11,345,000
                                                                                                                    --------------
                    (a) (Cost $11,345,000)



                    TOTAL INVESTMENTS
                      (Cost $523,636,500)  (b)                                                        99.0%           860,806,097
                    OTHER ASSETS IN EXCESS OF LIABILITIES                                              1.0              8,514,559
                                                                                                   ------------  -----------------
                    NET ASSETS                                                                       100.0%          $869,320,656
                                                                                                   ============  =================
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


       *        Non-income producing security.
       **       Resale is restricted to qualified institutional investors.
      (a)       Collateralized by federal agency and U.S. Treasury obligations.
      (b)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $337,444,039 and the aggregate gross unrealized depreciation is $274,442 resulting in net unrealized appreciation of
                $337,169,597.
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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004


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